Critical accounting estimates and judgments (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Critical Accounting Estimates And Judgment [Abstract]
Risk-free interest rate	3.02%	3.28%	1.68%
Annual inflation	2.25%	2.50%	2.50%